Finance costs	12 Months Ended
Dec. 31, 2023
Finance costs [Abstract]
Finance costs
28.
Finance costs

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Interest expense
Bank loans	116,946	138,731	254,892
Lease liabilities	15,245	14,556	18,757
Others	—	8	—
Less: Amounts capitalized in qualifying assets	(11,193)	(10,856)	(7,692)
	120,998	142,439	265,957
Finance expense	10,186	10,840	433
	131,184	153,279	266,390